Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Royalties	Fees	Bonuses	Total Payments
Segovia Operations [Member]
Total	$ 36,552,000	$ 13,791,000	$ 2,248,000	$ 11,224,000	$ 63,815,000
Marmato Mine [Member]
Total	3,189,000	$ 4,570,000	1,834,000	958,000	10,551,000
Soto Norte Project [Member]
Total	$ 6,000				6,000
Corporate [Member]
Total			1,269,000		1,269,000
Toroparu [Member]
Total			$ 185,000	$ 125,000	$ 310,000